Current Tax and Deferred Tax - Schedule of Income Tax Provision (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Provision [Abstract]
Income tax	$ (325,028)	$ (333,719)
Less:
Monthly prepaid taxes	286,874	483,615
Credit for training expenses	1,920	1,820
Other	4,271	8,021
Total tax (payable) receivable, net	$ (31,963)	$ 159,737
Tax Rate	27.00%	27.00%	27.00%
Current tax assets	$ 1,846	$ 159,869
Current tax liabilities	(33,809)	(132)
Total tax receivable (payable), net	$ (31,963)	$ 159,737